Related Party Transactions - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month		$ 20,000
Expenses incurred and paid		$ 20,000
Service and Administrative Fees
Related Party Transaction [Line Items]
Expenses per month			$ 20,000
Expenses incurred and paid	$ 60,000		$ 120,000